Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 1,350,294	$ 206,942	¥ 1,997,672
Current portion of operating lease liabilities	547,142	83,852	608,747
Non-current operating lease liabilities	1,015,261	$ 155,596	1,598,372
Total operating lease liabilities	1,562,403		2,207,119
Finance leases:
Right-of-use assets - finance lease	95,887		155,051
Current portion of finance lease liabilities	33,237		40,334
Non-current finance lease liabilities	55,107		88,790
Total finance lease liabilities	¥ 88,344		¥ 129,124